UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
January 31, 2005

	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.4%)

Alabama (1.3%)
Alabama Public School & College Auth. TOB VRDO	1.88%	2/7/2005 (3)*	$5,000	$5,000
Birmingham AL GO VRDO	1.85%	2/7/2005 (2)	35,550	35,550
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.83%	2/7/2005 (3)	20,000	20,000
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.83%	2/7/2005 (10)	10,400	10,400
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.83%	2/7/2005 (10)	15,000	15,000
Jefferson County AL Sewer Rev. VRDO	1.86%	2/7/2005 (10)	60,000	60,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	1.85%	2/7/2005	33,550	33,550
Univ. of Alabama General Rev. TOB VRDO	1.88%	2/7/2005 (1)*	2,500	2,500
Univ. of Alabama General Rev. TOB VRDO	1.89%	2/7/2005 (1)*	10,000	10,000
Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	1.88%	2/7/2005 (3)*	7,925	7,925

				199,925

Alaska (0.5%)
Alaska Housing Finance Corp. (State Capital) VRDO	1.85%	2/7/2005 (1)	10,000	10,000
Alaska Housing Finance Corp. Home Mortgage VRDO	1.90%	2/7/2005 (4)	50,000	50,000
Anchorage AK GO TOB PUT	1.70%	8/4/2005 (1)*	3,070	3,070
Anchorage AK GO TOB VRDO	1.89%	2/7/2005 (1)*	8,000	8,000

				71,070

Arizona (2.4%)
Arizona School Fac. Board Rev. TOB VRDO	1.88%	2/7/2005 *	7,715	7,715
Arizona School Fac. Board Rev. TOB VRDO	1.88%	2/7/2005 (2)*	5,445	5,445
Arizona State Univ. COP TOB VRDO	1.88%	2/7/2005 (2)*	5,525	5,525
Arizona State Univ. COP TOB VRDO	1.89%	2/7/2005 (2)*	5,415	5,415
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	1.90%	2/7/2005 LOC*	69,465	69,465
Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	1.85%	2/7/2005 (1)	19,175	19,175
Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	1.88%	2/7/2005 (2)*	5,445	5,445
Phoenix AZ Civic Improvement Corp. Water System Rev. CP	1.90%	3/1/2005 LOC	10,000	10,000
Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	1.83%	2/7/2005 (1)	20,000	20,000
Pima County AZ IDA Single Family Mortgage Rev. FR	2.53%	4/25/2005	37,824	37,824
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.86%	2/4/2005	21,609	21,609
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.85%	2/8/2005	32,600	32,600
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.85%	3/15/2005	8,750	8,750
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	1.90%	3/16/2005	25,000	25,000
Tucson & Pima County AZ IDA Draw Down-Single Family Mortgage Rev. FR	2.49%	9/23/2005	50,000	50,000
Tucson & Pima County AZ IDA Draw Down-Single Family Mortgage Rev. FR	2.54%	4/22/2005	44,282	44,282

				368,250

Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	1.87%	2/7/2005	35,600	35,600

California (8.1%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	1.80%	6/1/2005 LOC	13,300	13,300
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	1.85%	2/7/2005 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	1.85%	2/7/2005 LOC	18,800	18,800
California Community College Financing Auth. TRAN	3.00%	6/30/2005 (4)	105,000	105,544
California GO RAN	3.00%	6/30/2005	170,000	170,870
California GO RAN	4.50%	6/30/2005	50,000	50,534
California GO TOB VRDO	1.89%	2/7/2005 (2)*	20,000	20,000
California GO VRDO	1.83%	2/7/2005 LOC	21,350	21,350
California GO VRDO	1.83%	2/7/2005 LOC	30,400	30,400
California Housing Finance Agency Home Mortgage Rev. PUT	1.95%	4/5/2005	30,000	30,000
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	1.92%	2/7/2005 *	16,500	16,500
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	1.92%	2/7/2005 *	74,995	74,995
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	1.91%	2/7/2005 *	71,810	71,810
California School Cash Reserve Program Auth. Pool TRAN	3.00%	7/6/2005 (2)	65,000	65,365
California State Dept. of Water Resources Power Supply Rev. VRDO	1.81%	2/7/2005 LOC	21,000	21,000
California State Dept. of Water Resources Power Supply Rev. VRDO	1.82%	2/7/2005 LOC	20,700	20,700
California State Dept. of Water Resources Power Supply Rev. VRDO	1.82%	2/7/2005 (4)	20,525	20,525
California State Dept. of Water Resources Power Supply Rev. VRDO	1.83%	2/7/2005 (4)	67,675	67,675
California State Dept. of Water Resources Power Supply Rev. VRDO	1.83%	2/7/2005 LOC	23,000	23,000
California State Econ. Recovery Bonds TOB VRDO	1.87%	2/7/2005 *	15,500	15,500
California State Econ. Recovery Bonds TOB VRDO	1.87%	2/7/2005 *	50,000	50,000
California State Econ. Recovery Bonds VRDO	1.83%	2/7/2005 (10)	36,000	36,000
California State Econ. Recovery Bonds VRDO	1.83%	2/7/2005 (10)	94,000	94,000
California State Econ. Recovery Bonds VRDO	1.83%	2/7/2005 LOC	23,400	23,400
California Statewide Community Dev. Auth. Multifamily Rev. (Santee Court Apartments) PUT	2.10%	5/15/2005	26,650	26,650
California Statewide Community Dev. Auth. Rev. (Fresno) TRAN	3.00%	6/30/2005	18,000	18,088
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	1.87%	2/7/2005	21,300	21,300
Los Angeles CA USD TRAN	3.00%	9/1/2005	25,000	25,168
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	1.88%	2/7/2005 (2)	9,000	9,000
San Diego CA USD TRAN	3.00%	7/25/2005	53,200	53,500
Santa Barbara County CA TRAN	3.00%	7/26/2005	16,300	16,395
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	1.87%	2/7/2005	9,900	9,900

				1,251,769

Colorado (7.7%)
Colorado General Fund TRAN	3.00%	6/27/2005	250,000	251,408
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	1.87%	2/7/2005	74,600	74,600
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	1.85%	2/7/2005	21,330	21,330
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Class I VRDO	1.85%	2/7/2005	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Class I VRDO	1.85%	2/7/2005 (1)	38,865	38,865
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Class I VRDO	1.90%	2/7/2005	19,715	19,715
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev	1.99%	11/1/2005	10,000	10,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev	1.75%	8/1/2005	22,000	22,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev	1.82%	8/1/2005	26,300	26,300
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.85%	2/7/2005	42,925	42,925
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.85%	2/7/2005	34,500	34,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.85%	2/7/2005	5,000	5,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.90%	2/7/2005	17,000	17,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.90%	2/7/2005	24,315	24,315
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I VRDO	1.90%	2/7/2005	10,000	10,000
Colorado Springs CO Util. System Rev. TOB VRDO	1.88%	2/7/2005 *	4,265	4,265
Colorado Springs CO Util. System Rev. TOB VRDO	1.88%	2/7/2005 *	11,700	11,700
Colorado State Education Loan Program TRAN	3.00%	8/9/2005	275,000	276,258
Colorado State Education Loan Program TOB VRDO	1.89%	2/7/2005 *	18,750	18,750
Colorado Student Obligation Bond Auth. VRDO	1.90%	2/7/2005 (2)	26,600	26,600
Denver CO City & County Airport Rev. TOB VRDO	1.93%	2/7/2005 (4)*	1,500	1,500
Denver CO City & County Airport Rev. VRDO	1.87%	2/7/2005 (11)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	1.88%	2/7/2005 (11)	22,000	22,000
Denver CO City & County Airport Rev. VRDO	1.90%	2/7/2005 (1)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	1.90%	2/7/2005 (1)	135,200	135,200
Denver CO City & County COP (Wellington E. Webb Municipal Office Building) VRDO	1.85%	2/7/2005 (2)	25,000	25,000

				1,179,056

Connecticut (0.6%)
Connecticut GO	3.00%	12/1/2005	20,000	20,147
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	1.85%	2/7/2005 (2)	53,860	53,860
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	1.85%	2/7/2005 (3)	13,200	13,200

				87,207

Delaware (0.3%)
Delaware GO TOB VRDO	1.89%	2/7/2005 *	4,780	4,780
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	1.89%	2/7/2005	16,600	16,600
Univ. of Delaware Rev. VRDO	1.86%	2/1/2005	8,155	8,155
Univ. of Delaware Rev. VRDO	1.84%	2/7/2005	12,750	12,750

				42,285

District of Columbia (2.0%)
District of Columbia (Henry J. Kaiser Family Foundation) VRDO	1.88%	2/7/2005	12,000	12,000
District of Columbia (National Geographic Society) VRDO	1.85%	2/7/2005	17,670	17,670
District of Columbia (National Public Radio Inc.) VRDO	1.85%	2/7/2005 LOC	19,530	19,530
District of Columbia GO TOB VRDO	1.88%	2/7/2005 (1)*	5,460	5,460
District of Columbia GO TOB VRDO	1.88%	2/7/2005 (4)*	5,250	5,250
District of Columbia GO TOB VRDO	1.91%	2/7/2005 (2)*	4,495	4,495
District of Columbia GO VRDO	1.85%	2/7/2005 (3)	63,600	63,600
District of Columbia GO VRDO	1.85%	2/7/2005 (1)	15,635	15,635
District of Columbia GO TOB VRDO	1.88%	2/7/2005 (4)*	1,880	1,880
District of Columbia Housing Finance Agency Single Family Mortgage Rev. FR	2.55%	12/23/2005	97,095	97,095
District of Columbia Univ. Rev. (George Washington Univ.) VRDO	1.83%	2/7/2005 (1)	41,765	41,765
District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	1.91%	2/7/2005 (4)*	4,670	4,670
District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	1.91%	2/7/2005 (4)*	18,815	18,815
Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	1.91%	2/7/2005 (3)*	1,700	1,700

				309,565

Florida (2.6%)
Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	1.87%	2/7/2005 *	7,000	7,000
Broward County FL School Board COP TOB VRDO	1.87%	2/7/2005 (4)*	5,200	5,200
Collier County FL School Board COP TOB VRDO	1.87%	2/7/2005 (4)*	5,195	5,195
Collier County FL School Board COP TOB VRDO	1.87%	2/7/2005 (4)*	3,945	3,945
Dade County FL Water & Sewer System Rev. TOB VRDO	1.87%	2/7/2005 (3)*	9,900	9,900
Florida Board of Educ. Capital Outlay TOB VRDO	1.87%	2/7/2005 *	7,980	7,980
Florida Board of Educ. Public Educ. TOB VRDO	1.88%	2/7/2005 (2)*	2,570	2,570
Florida Board of Educ. Public Educ. TOB VRDO	1.88%	2/7/2005 (1)*	6,985	6,985
Florida Board of Educ. Public Educ. TOB VRDO	1.88%	2/7/2005 (1)*	4,450	4,450
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	1.87%	2/7/2005 (1)*	33,790	33,790
Florida Board of Educ. TOB VRDO	1.87%	2/7/2005 *	3,875	3,875
Florida Board of Educ. TOB VRDO	1.87%	2/7/2005 *	4,900	4,900
Florida Correctional Privatization Comm. COP TOB VRDO	1.87%	2/7/2005 (2)*	7,980	7,980
Florida Dept. of Environmental Protection Preservation Rev. TOB VRDO	1.87%	2/7/2005 (1)*	14,865	14,865
Florida Dept. of Transp. TOB VRDO	1.87%	2/7/2005 *	6,850	6,850
Florida Dept. of Transp. TOB VRDO	1.87%	2/7/2005 *	7,540	7,540
Florida Housing Finance Agency Rev. TOB VRDO	1.94%	2/7/2005 *	8,350	8,350
Florida Turnpike Auth. Rev. TOB VRDO	1.87%	2/7/2005 (2)*	5,480	5,480
Hillsborough County FL Water & Sewer Rev. TOB VRDO	1.87%	2/7/2005 (2)*	10,095	10,095
Jacksonville FL Electric Auth. Rev. CP	1.90%	3/17/2005	20,000	20,000
Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	1.87%	2/7/2005 (3)*	2,100	2,100
Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	1.88%	2/7/2005 (3)*	2,695	2,695
Jacksonville FL Excise Taxes Rev. CP	1.83%	2/23/2005 LOC	11,500	11,500
Miami-Dade County FL School Board TOB VRDO	1.87%	2/7/2005 (3)*	4,695	4,695
Miami-Dade County FL School Board TOB VRDO	1.87%	2/7/2005 (3)*	4,200	4,200
Miami-Dade County FL School Board TOB VRDO	1.88%	2/7/2005 (3)*	3,100	3,100
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	1.91%	2/1/2005 LOC	6,100	6,100
Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	1.94%	2/7/2005 *	8,575	8,575
Orlando & Orange County FL Expressway Auth. VRDO	1.85%	2/7/2005 (4)	19,800	19,800
Orlando FL Util. Comm. Water & Electric Rev. TOB VRDO	1.87%	2/7/2005 *	4,260	4,260
Palm Beach County FL School Board COP TOB VRDO	1.87%	2/7/2005 (3)*	6,300	6,300
Palm Beach County FL School Board COP VRDO	1.87%	2/7/2005 (3)*	395	395
Palm Beach County FL Special Purpose Fac. Rev. (FlightSafety) VRDO	1.89%	2/7/2005	18,000	18,000
Polk County FL Util. System Rev. TOB VRDO	1.87%	2/7/2005 (3)*	3,495	3,495
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.85%	2/7/2005 (2)	67,245	67,245
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.85%	2/7/2005 (2)	48,660	48,660
Tampa Bay FL Water Util. System Rev. TOB VRDO	1.87%	2/7/2005 (3)(Prere.)*	2,500	2,500
West Palm Beach FL Util. System Rev. TOB VRDO	1.88%	2/7/2005 (3)*	3,500	3,500

				394,070

Georgia (4.0%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.91%	2/1/2005 LOC	26,100	26,100
Atlanta GA Airport General Rev. VRDO	1.85%	2/7/2005 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	1.85%	2/7/2005 (1)	62,710	62,710
Atlanta GA Airport General Rev. VRDO	1.85%	2/7/2005 (1)	20,000	20,000
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.88%	2/7/2005 (4)*	5,000	5,000
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.88%	2/7/2005 (4)*	6,275	6,275
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.89%	2/7/2005 (1)*	9,995	9,995
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.89%	2/7/2005 (3)*	18,495	18,495
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.89%	2/7/2005 (4)*	13,100	13,100
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.89%	2/7/2005 (4)*	5,000	5,000
Atlanta GA Water & Wastewater Rev. VRDO	1.90%	2/1/2005 (4)	14,500	14,500
Atlanta GA Water & Wastewater Rev. VRDO	1.85%	2/7/2005 (4)	61,820	61,820
Atlanta GA Water & Wastewater Rev. TOB VRDO	1.88%	2/7/2005 (4)*	8,000	8,000
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.91%	2/1/2005 (2)	7,700	7,700
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.83%	2/7/2005 (3)	50,640	50,640
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	1.85%	2/7/2005 LOC	15,000	15,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	1.85%	2/7/2005 LOC	13,600	13,600
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	1.84%	2/7/2005 LOC	7,300	7,300
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	1.83%	2/7/2005	43,280	43,280
Fulton County GA Fac. Corp. COP Fulton County GA Public Purpose Project TOB VRDO	1.89%	2/7/2005 (2)*	16,695	16,695
Fulton County GA School Dist. TOB VRDO	1.89%	2/7/2005 *	21,000	21,000
Fulton DeKalb GA Hosp. Auth. Rev. TOB VRDO	1.89%	2/7/2005 (4)*	3,010	3,010
Georgia GO TOB VRDO	1.86%	2/7/2005 *	31,365	31,365
Georgia GO TOB VRDO	1.89%	2/7/2005 *	10,580	10,580
Georgia GO TOB VRDO	1.89%	2/7/2005 *	6,210	6,210
Gwinnett County GA Dev. Auth. COP TOB VRDO	1.88%	2/7/2005 (1)*	7,865	7,865
Gwinnett County GA Dev. Auth. COP TOB VRDO	1.89%	2/7/2005 (1)*	6,810	6,810
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.85%	2/7/2005 LOC	10,000	10,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.85%	2/7/2005 LOC	15,000	15,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	1.85%	2/7/2005 LOC	22,065	22,065
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	1.89%	2/7/2005 (4)*	3,210	3,210
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.91%	2/1/2005 (2)	10,400	10,400
Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	1.85%	2/7/2005 LOC	24,900	24,900

				612,925

Hawaii (0.4%)
Hawaii Airport System Rev. TOB VRDO	1.93%	2/7/2005 (3)*	1,350	1,350
Hawaii GO TOB VRDO	1.88%	2/7/2005 (1)*	6,100	6,100
Hawaii GO TOB VRDO	1.88%	2/7/2005 (4)*	4,000	4,000
Hawaii GO TOB VRDO	1.89%	2/7/2005 (4)*	8,435	8,435
Hawaii GO TOB VRDO	1.89%	2/7/2005 (1)*	5,340	5,340
Hawaii GO TOB VRDO	1.89%	2/7/2005 (1)*	6,400	6,400
Honolulu HI City & County PUT	2.28%	12/1/2005 (3)	16,700	16,700
Honolulu HI City & County TOB VRDO	1.88%	2/7/2005 (1)*	3,670	3,670
Honolulu HI City & County TOB VRDO	1.88%	2/7/2005 (1)*	4,120	4,120
Honolulu HI City & County TOB VRDO	1.89%	2/7/2005 (1)*	4,620	4,620
Honolulu HI City & County TOB VRDO	1.89%	2/7/2005 (1)*	2,980	2,980

				63,715

Idaho (0.7%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	12,000	12,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	12,250	12,250
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	6,900	6,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	9,500	9,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	11,100	11,100
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	11,385	11,385
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	11,605	11,605
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	10,500	10,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	11,385	11,385
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	14,650	14,650
Idaho TAN	3.00%	6/30/2005	3,000	3,013

				114,288

Illinois (9.2%)
Chicago IL Board of Educ. TOB VRDO	1.88%	2/7/2005 (4)*	7,085	7,085
Chicago IL Board of Educ. TOB VRDO	1.89%	2/7/2005 (2)*	6,045	6,045
Chicago IL Board of Educ. TOB VRDO	1.89%	2/7/2005 (1)*	5,305	5,305
Chicago IL Board of Educ. VRDO	1.83%	2/7/2005 (4)	69,100	69,100
Chicago IL Board of Educ. VRDO	1.83%	2/7/2005 (4)	37,200	37,200
Chicago IL Board of Educ. VRDO	1.85%	2/7/2005 (4)	36,260	36,260
Chicago IL Board of Educ. TOB VRDO	1.89%	2/7/2005 (1)*	3,900	3,900
Chicago IL GO TOB VRDO	1.87%	2/7/2005 (4)*	14,290	14,290
Chicago IL GO TOB VRDO	1.88%	2/7/2005 (3)*	7,905	7,905
Chicago IL GO TOB VRDO	1.88%	2/7/2005 (4)*	10,000	10,000
Chicago IL GO TOB VRDO	1.88%	2/7/2005 (4)*	4,985	4,985
Chicago IL GO TOB VRDO	1.89%	2/7/2005 (2)*	19,995	19,995
Chicago IL GO TOB VRDO	1.89%	2/7/2005 (1)*	2,500	2,500
Chicago IL GO TOB VRDO	1.91%	2/7/2005 (2)	3,285	3,285
Chicago IL GO TOB VRDO	1.91%	2/7/2005 (4)*	4,080	4,080
Chicago IL GO VRDO	1.85%	2/7/2005 (4)	30,000	30,000
Chicago IL GO VRDO	1.85%	2/7/2005 (3)	45,000	45,000
Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	1.89%	2/7/2005 *	5,325	5,325
Chicago IL Metro. Water Reclamation Dist. GO VRDO	1.83%	2/7/2005	33,600	33,600
Chicago IL O'Hare International Airport Rev. TOB VRDO	1.91%	2/7/2005 (2)	5,180	5,180
Chicago IL O'Hare International Airport Rev. TOB VRDO	1.93%	2/7/2005 (2)	2,660	2,660
Chicago IL O'Hare International Airport Rev. VRDO	1.93%	2/7/2005 (2)	1,330	1,330
Chicago IL Park Dist. TOB VRDO	1.88%	2/7/2005 (2)*	3,995	3,995
Chicago IL Park Dist. TOB VRDO	1.89%	2/7/2005 (3)*	9,990	9,990
Chicago IL Park Dist. TOB VRDO	1.89%	2/7/2005 (3)*	5,615	5,615
Chicago IL Park Dist. TOB VRDO	1.89%	2/7/2005 (3)*	5,260	5,260
Chicago IL Park Dist.Tax Anticipation Warrant	3.00%	5/2/2005	14,100	14,150
Chicago IL Public Building Comm. (Chicago School Reform Board) TOB VRDO	1.88%	2/7/2005 (3)*	5,400	5,400
Chicago IL Public Building Comm. GO TOB VRDO	1.89%	2/7/2005 (3)*	2,800	2,800
Chicago IL Sales Tax Rev. VRDO	1.85%	2/7/2005 (3)	69,700	69,700
Chicago IL Single Family Mortgage TOB VRDO	1.93%	2/7/2005 *	2,725	2,725
Chicago IL TOB VRDO	1.89%	2/7/2005 (1)*	5,520	5,520
Chicago IL Water Rev. TOB VRDO	1.88%	2/7/2005 (2)*	3,760	3,760
Chicago IL Water Rev. TOB VRDO	1.88%	2/7/2005 (2)*	14,875	14,875
Chicago IL Water Rev. TOB VRDO	1.91%	2/7/2005 (2)*	2,845	2,845
Chicago IL Water Rev. VRDO	1.84%	2/7/2005 LOC	72,130	72,130
Cook County IL GO TOB VRDO	1.88%	2/7/2005 (2)*	13,395	13,395
Cook County IL GO TOB VRDO	1.88%	2/7/2005 (1)*	5,595	5,595
Cook County IL GO TOB VRDO	1.89%	2/7/2005 (3)*	11,500	11,500
Cook County IL GO VRDO	1.84%	2/7/2005	70,000	70,000
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	1.85%	2/7/2005	95,700	95,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	1.86%	2/7/2005 (3)	19,450	19,450
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	1.90%	2/7/2005 LOC	23,700	23,700
Illinois Educ. Fac. Auth. Rev. (DePaul Univ.) VRDO	1.85%	2/7/2005 LOC	36,500	36,500
Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	1.85%	2/7/2005 LOC	26,500	26,500
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	1.89%	2/7/2005 *	37,000	37,000
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	1.89%	2/7/2005 *	6,010	6,010
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	1.84%	2/7/2005	20,000	20,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	1.88%	2/7/2005 *	5,870	5,870
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	1.88%	2/7/2005 *	4,885	4,885
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	1.84%	2/7/2005	20,000	20,000
Illinois GO TOB VRDO	1.88%	2/7/2005 *	5,325	5,325
Illinois GO TOB VRDO	1.88%	2/7/2005 (1)*	5,110	5,110
Illinois GO TOB VRDO	1.88%	2/7/2005 (4)*	4,985	4,985
Illinois GO TOB VRDO	1.88%	2/7/2005 *	2,895	2,895
Illinois GO TOB VRDO	1.88%	2/7/2005 (1)*	4,750	4,750
Illinois GO TOB VRDO	1.88%	2/7/2005 (2)*	2,500	2,500
Illinois GO TOB VRDO	1.88%	2/7/2005 (4)*	3,995	3,995
Illinois GO TOB VRDO	1.88%	2/7/2005 (1)*	2,975	2,975
Illinois GO TOB VRDO	1.88%	2/7/2005 *	7,760	7,760
Illinois GO TOB VRDO	1.89%	2/7/2005 (3)*	22,000	22,000
Illinois GO TOB VRDO	1.89%	2/7/2005 (4)*	3,580	3,580
Illinois GO TOB VRDO	1.89%	2/7/2005 (1)*	3,775	3,775
Illinois GO TOB VRDO	1.91%	2/7/2005 (1)*	5,700	5,700
Illinois GO TOB VRDO	1.94%	2/7/2005 (2)*	2,940	2,940
Illinois GO TOB VRDO	1.88%	2/7/2005 (2)*	3,150	3,150
Illinois GO TOB VRDO	1.88%	2/7/2005 (2)*	11,615	11,615
Illinois GO TOB VRDO	1.89%	2/7/2005 (1)*	8,505	8,505
Illinois GO VRDO	1.85%	2/7/2005	25,000	25,000
Illinois Health Fac. Auth. Rev. (Gottlieb Health Resources Inc. Obligated Group) VRDO	1.84%	2/7/2005 LOC	26,100	26,100
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	1.90%	2/1/2005 LOC	41,300	41,300
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	1.68%	7/27/2005	14,000	14,000
Illinois Regional Transp. Auth. Rev. GO TOB VRDO	1.88%	2/7/2005 (4)*	6,320	6,320
Illinois Regional Transp. Auth. Rev. TOB VRDO	1.88%	2/7/2005 *	12,895	12,895
Illinois Sales Tax Rev. TOB VRDO	1.88%	2/7/2005 *	10,520	10,520
Illinois Student Assistance Comm. Student Loan Rev. VRDO	1.90%	2/7/2005 LOC	8,500	8,500
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	1.88%	2/7/2005 (1)*	6,145	6,145
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	1.89%	2/7/2005 (1)*	4,000	4,000
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	1.89%	2/7/2005 *	3,400	3,400
Metro. Pier & Exposition Auth. Illinois Dedicated Tax Rev. TOB VRDO	1.89%	2/7/2005 (1)*	10,000	10,000
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.88%	2/7/2005 (1)*	10,320	10,320
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.88%	2/7/2005 (1)*	5,360	5,360
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.88%	2/7/2005 (3)*	18,975	18,975
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.88%	2/7/2005 (4)*	5,845	5,845
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.88%	2/7/2005 (3)*	64,700	64,700
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	1.88%	2/7/2005 (4)*	26,250	26,250
Schaumburg IL GO TOB VRDO	1.91%	2/7/2005 (3)*	4,900	4,900
Schaumburg IL GO VRDO	1.85%	2/7/2005	1,450	1,450
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	1.83%	2/7/2005	30,000	30,000
Will County IL Community School Dist. TOB VRDO	1.89%	2/7/2005 (3)*	7,090	7,090

				1,414,530

Indiana (2.4%)
Delaware County IN Hosp. Auth. Rev. (Cardinal Health Systems) VRDO	1.85%	2/7/2005 (2)	34,300	34,300
Indiana Bond Bank Advance Funding Program Notes	3.25%	1/26/2006 LOC	20,000	20,183
Indiana Bond Bank Rev. Revolving Funding Program TOB VRDO	1.88%	2/7/2005	8,350	8,350
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	1.85%	2/7/2005 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	1.85%	2/7/2005 LOC	31,345	31,345
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	1.73%	7/5/2005	28,000	28,000
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	1.73%	7/5/2005	10,000	10,000
Indiana Muni. Power Agency Rev. VRDO	1.84%	2/7/2005 LOC	10,000	10,000
Indiana Office Building Comm. Fac. Rev. (Indiana Govt. Center South) VRDO	1.85%	2/7/2005	22,100	22,100
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	1.84%	2/7/2005	48,900	48,900
Indiana Office Building Comm. Fac. Rev. (Pendleton Juvenile Corrections Fac.) VRDO	1.85%	2/7/2005	33,400	33,400
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.88%	2/7/2005 (3)*	5,230	5,230
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.91%	2/7/2005 (3)*	2,095	2,095
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.91%	2/7/2005 (3)*	4,995	4,995
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.88%	2/7/2005 (1)*	6,365	6,365
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.88%	2/7/2005 (3)*	4,333	4,333
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.88%	2/7/2005 (3)*	7,480	7,480
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.88%	2/7/2005 (3)*	2,775	2,775
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.88%	2/7/2005 (3)*	5,330	5,330
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.88%	2/7/2005 (3)*	5,145	5,145
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.88%	2/7/2005 (3)*	8,000	8,000
Indiana Univ. Rev. Student Residence VRDO	1.85%	2/7/2005	19,775	19,775
Indianapolis IN Local Public Improvement Bond Bank TOB VRDO	1.88%	2/7/2005 (1)*	9,745	9,745
Purdue Univ. Indiana Univ. Rev. TOB VRDO	1.89%	2/7/2005 *	6,355	6,355
Whiting IN Environmental Fac. Rev. (BP Products) VRDO	1.99%	2/1/2005	19,460	19,460

				372,761

Iowa (0.4%)
Iowa Finance Auth. Single Family Rev. VRDO	1.86%	2/7/2005	7,500	7,500
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	1.84%	2/7/2005	25,000	25,000
Iowa TRAN	3.00%	6/30/2005	24,000	24,114

				56,614

Kansas (0.6%)
Kansas Dev. Finance Auth. TOB VRDO	1.89%	2/7/2005 *	5,315	5,315
Koch Industries Kansas TOB VRDO	2.04%	2/7/2005 *	49,802	49,802
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	1.89%	2/7/2005	34,000	34,000
Wyandotte County Kansas City KS Unified Govt. GO TOB VRDO	1.89%	2/7/2005 (2)*	5,000	5,000

				94,117

Kentucky (1.8%)
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	1.93%	2/7/2005 LOC	4,700	4,700
Kentucky Association of Counties Advance Rev. Program COP TRAN	3.00%	6/30/2005	142,937	143,698
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.89%	2/7/2005 *	220	220
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.94%	2/7/2005 *	9,020	9,020
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.94%	2/7/2005 *	15,540	15,540
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	1.94%	2/7/2005 *	11,740	11,740
Kentucky Property & Building Comm. Rev. TOB VRDO	1.88%	2/7/2005 (4)*	5,360	5,360
Kentucky Property & Building Comm. Rev. TOB VRDO	1.89%	2/7/2005 (4)*	3,000	3,000
Louisville & Jefferson County KY TOB VRDO	1.89%	2/7/2005 (1)*	15,000	15,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	1.85%	2/7/2005 LOC	64,685	64,685

				272,963

Louisiana (0.1%)
Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax TOB VRDO	1.89%	2/7/2005 (2)*	10,630	10,630
Louisiana GO TOB VRDO	1.88%	2/7/2005 *	5,260	5,260
Louisiana GO TOB VRDO	1.89%	2/7/2005 (1)*	4,210	4,210

				20,100

Maine (0.5%)
Maine GO BAN	3.00%	6/23/2005	5,125	5,146
Maine Health & Higher Educ. Fac. Auth. Rev. (Bowdoin College) VRDO	1.82%	2/7/2005 LOC	11,860	11,860
Maine Health & Higher Educ. Fac. Auth. Rev. TOB PUT	1.70%	8/4/2005 (1)*	11,410	11,410
Maine Housing Auth. General. Rev. TOB VRDO	1.89%	2/7/2005 *	4,995	4,995
Maine Housing Auth. General. Rev. TOB VRDO	1.94%	2/7/2005 *	21,155	21,155
Maine Housing Auth. General. Rev. TOB VRDO	1.94%	2/7/2005 *	6,250	6,250
Maine Housing Auth. General. Rev. TOB VRDO	1.94%	2/7/2005 *	3,330	3,330
Maine Housing Auth. General. Rev. TOB VRDO	1.94%	2/7/2005 *	7,425	7,425

				71,571

Maryland (0.8%)
Frederick County MD Consolidated Public Improvement VRDO	1.86%	2/7/2005	1,400	1,400
Howard County MD Consolidated Public Improvement CP	1.85%	3/18/2005	24,500	24,500
Howard County MD Consolidated Public Improvement CP	1.75%	3/15/2005	18,000	18,000
Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	1.89%	2/7/2005 *	17,450	17,450
Maryland Dept. of Housing & Community Dev. TOB VRDO	1.93%	2/7/2005 *	2,595	2,595
Maryland Dept. of Transp. TOB VRDO	1.88%	2/7/2005 *	4,800	4,800
Maryland Econ. Dev. Corp. Rev. VRDO	1.92%	2/1/2005 (2)	1,100	1,100
Maryland Econ. Dev. Corp. Rev. VRDO	1.97%	2/1/2005 (2)	4,665	4,665
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	1.85%	2/7/2005 (2)	34,400	34,400
Montgomery County MD CP	1.75%	2/14/2005	7,800	7,800

				116,710

Massachusetts (3.7%)
Massachusetts Bay Transp. Auth. Rev. TOB VRDO	1.87%	2/7/2005 *	10,000	10,000
Massachusetts GO CP	1.90%	2/14/2005	25,000	25,000
Massachusetts GO CP	1.90%	2/3/2005	14,000	14,000
Massachusetts GO CP	1.90%	2/3/2005	15,000	15,000
Massachusetts GO CP	1.90%	2/3/2005	25,000	25,000
Massachusetts GO TOB VRDO	1.90%	2/7/2005 (1)(2)(4)*	31,315	31,315
Massachusetts GO TOB VRDO	1.90%	2/7/2005 (3)*	9,960	9,960
Massachusetts GO VRDO	1.85%	2/7/2005	29,550	29,550
Massachusetts GO VRDO	1.85%	2/7/2005	37,500	37,500
Massachusetts GO VRDO	1.88%	2/7/2005	55,200	55,200
Massachusetts GO VRDO	1.88%	2/7/2005	129,400	129,400
Massachusetts GO TOB VRDO	1.90%	2/7/2005 (2)*	9,390	9,390
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	1.85%	2/22/2005	14,178	14,178
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	1.83%	2/24/2005	38,161	38,161
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	1.92%	3/9/2005	11,888	11,888
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	1.90%	2/7/2005 (Prere.)*	17,470	17,470
Massachusetts Housing Finance Agency Housing Rev. VRDO	1.85%	2/7/2005	49,130	49,130
Massachusetts Special Obligation Dedicated Tax Rev. TOB VRDO	1.90%	2/7/2005 (3)*	9,520	9,520
Massachusetts Water Pollution Abatement TOB VRDO	1.87%	2/7/2005 *	2,655	2,655
Massachusetts Water Resources Auth. Rev. CP	1.88%	2/3/2005 LOC	8,500	8,500
Milton MA BAN	3.00%	8/5/2005	9,255	9,312
Springfield MA BAN	3.00%	6/17/2005	22,576	22,680

				574,809

Michigan (6.4%)
Detroit MI City School Dist. TOB VRDO	1.89%	2/7/2005 (3)*	3,685	3,685
Detroit MI Sewer System Rev. TOB VRDO	1.87%	2/7/2005 (4)*	14,025	14,025
Detroit MI Sewer System Rev. VRDO	1.85%	2/7/2005 (3)	32,700	32,700
Detroit MI Water Supply System TOB VRDO	1.87%	2/7/2005 (1)*	15,135	15,135
Detroit MI Water Supply System VRDO	1.84%	2/7/2005 (3)	78,425	78,425
Detroit MI Water Supply System VRDO	1.85%	2/7/2005 (1)	73,800	73,800
Huron Valley MI School Dist. TOB VRDO	1.89%	2/7/2005 *	11,000	11,000
Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.)	1.86%	2/7/2005 LOC	10,000	10,000
Michigan Building Auth. CP	1.95%	4/27/2005 LOC	50,550	50,550
Michigan Building Auth. Rev. TOB VRDO	1.87%	2/7/2005 *	5,125	5,125
Michigan Building Auth. Rev. TOB VRDO	1.88%	2/7/2005 (4)*	9,635	9,635
Michigan Building Auth. Rev. TOB VRDO	1.89%	2/7/2005 (1)*	4,290	4,290
Michigan Building Auth. Rev. TOB VRDO	1.91%	2/7/2005 (1)*	5,095	5,095
Michigan Building Auth. Rev. VRDO	1.87%	2/7/2005	62,300	62,300
Michigan Environmental Program GO TOB VRDO	1.87%	2/7/2005 *	4,425	4,425
Michigan GAN VRDO	1.83%	2/7/2005 (4)	53,800	53,800
Michigan GO Notes	3.50%	9/30/2005	109,000	110,063
Michigan Higher Educ. Student Loan Auth. VRDO	1.87%	2/7/2005 (2)	34,100	34,100
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	1.87%	2/7/2005 LOC	5,000	5,000
Michigan Housing Dev. Auth. Rev. VRDO	1.83%	2/7/2005 (1)	12,000	12,000
Michigan Housing Dev. Auth. Rev. VRDO	1.87%	2/7/2005 (1)	40,900	40,900
Michigan Housing Dev. Auth. Rev. VRDO	1.88%	2/7/2005 (1)	19,680	19,680
Michigan Muni Bond Auth. Rev	3.00%	8/19/2005	100,000	100,781
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	1.87%	2/7/2005 *	8,460	8,460
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	1.87%	2/7/2005 *	7,580	7,580
Michigan Muni. Bond Auth. Rev. TOB VRDO	1.89%	2/7/2005 *	32,550	32,550
Michigan State Univ. Board of Trustees VRDO	1.80%	2/7/2005	10,030	10,030
Michigan State Univ. Board of Trustees VRDO	1.83%	2/7/2005	20,000	20,000
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	1.90%	2/7/2005	6,500	6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.83%	2/7/2005	36,720	36,720
Univ. of Michigan Hosp. Rev. VRDO	1.90%	2/1/2005	9,250	9,250
Univ. of Michigan Hosp. Rev. VRDO	1.83%	2/7/2005	52,425	52,425
Univ. of Michigan Univ. Rev. VRDO	1.83%	2/7/2005	35,445	35,445
Wayne Charter County MI Airport Rev. TOB VRDO	1.93%	2/7/2005 (1)*	1,285	1,285

				976,759

Minnesota (1.7%)
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO	1.85%	2/7/2005 LOC	20,000	20,000
Minneapolis MN TOB VRDO	1.88%	2/7/2005 *	4,000	4,000
Minneapolis St. Paul MN Housing Finance Board Rev. TOB VRDO	1.90%	2/7/2005 *	2,700	2,700
Minneapolis St. Paul MN Housing Finance Board Rev. TOB VRDO	1.94%	2/7/2005 *	3,695	3,695
Minnesota GO TOB VRDO	1.88%	2/7/2005 *	7,995	7,995
Minnesota GO TOB VRDO	1.89%	2/7/2005 *	4,900	4,900
Minnesota GO TOB VRDO	1.89%	2/7/2005 *	3,660	3,660
Minnesota GO TOB VRDO	1.89%	2/7/2005 *	3,870	3,870
Minnesota GO TOB VRDO	1.88%	2/7/2005 *	2,670	2,670
Minnesota Housing Finance Agency Residential Housing Finance PUT	2.30%	12/14/2005	28,045	28,045
Minnesota Housing Finance Agency Residential Housing Finance VRDO	1.88%	2/7/2005	25,000	25,000
Minnesota Housing Finance Agency Residential Housing Finance VRDO	1.88%	2/7/2005	15,000	15,000
Regents of the Univ. of Minnesota GO VRDO	1.88%	2/7/2005	126,150	126,150
Southern Minnesota Muni. Power Agency Power Supply System Rev. TOB VRDO	1.88%	2/7/2005 (2)*	7,645	7,645

				255,330

Mississippi (0.3%)
Mississippi Dev. Bank GO TOB VRDO	1.89%	2/7/2005 (3)*	6,545	6,545
Mississippi GO TOB VRDO	1.89%	2/7/2005 *	12,515	12,515
Mississippi GO TOB VRDO	1.89%	2/7/2005 (4)*	9,200	9,200
Mississippi GO TOB VRDO	1.89%	2/7/2005 (3)*	4,335	4,335
Mississippi GO TOB VRDO	1.89%	2/7/2005 (3)*	4,000	4,000
Mississippi Home Corp. Single Family Rev. TOB VRDO	1.88%	2/7/2005 (3)*	2,265	2,265

				38,860

Missouri (1.3%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	1.85%	2/7/2005 (4)	53,500	53,500
Kansas City MO GO TOB VRDO	1.88%	2/7/2005 *	7,355	7,355
Missouri Board Public Building Special Obligation Rev. TOB VRDO	1.91%	2/7/2005 *	9,270	9,270
Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB VRDO	1.87%	2/7/2005 *	7,530	7,530
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	1.89%	2/1/2005	2,900	2,900
Missouri Health & Educ. Fac. Auth. Rev. (Medical Research Fac.-Stowers Institute) VRDO	1.83%	2/7/2005 (1)	104,000	104,000
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	1.89%	2/7/2005	9,900	9,900
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	1.94%	2/7/2005 *	4,475	4,475
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	1.93%	2/7/2005 *	3,370	3,370
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	1.93%	2/7/2005 *	4,675	4,675

				206,975

Nebraska (0.7%)
Nebraska Higher Educ. Loan Program VRDO	1.95%	2/7/2005 (1)*	27,675	27,675
Nebraska Higher Educ. Loan Program VRDO	1.95%	2/7/2005 (1)*	20,575	20,575
Nebraska Higher Educ. Loan Program VRDO	1.95%	2/7/2005 (1)*	24,280	24,280
Nebraska Higher Educ. Loan Program VRDO	1.95%	2/7/2005 (1)*	24,700	24,700
Nebraska Public Power Dist. Rev. TOB VRDO	1.89%	2/7/2005 (2)*	5,330	5,330
Nebraska Public Power Dist. Rev. TOB VRDO	1.89%	2/7/2005 (2)*	3,200	3,200
Omaha NE TOB VRDO	1.89%	2/7/2005 *	8,000	8,000

				113,760

Nevada (0.6%)
Clark County NV Airport System Rev. TOB VRDO	1.89%	2/7/2005 (3)*	10,095	10,095
Clark County NV School Dist. GO	5.00%	6/15/2005 (3)	4,920	4,981
Clark County NV School Dist. GO TOB VRDO	1.89%	2/7/2005 (4)*	5,665	5,665
Clark County NV School Dist. GO TOB VRDO	1.88%	2/7/2005 (1)*	5,915	5,915
Las Vegas Valley Water Dist. Nevada CP	1.85%	2/16/2005	23,600	23,600
Las Vegas Valley Water Dist. Nevada CP	1.85%	2/18/2005	5,600	5,600
Las Vegas Valley Water Dist. Nevada CP	1.78%	2/24/2005	14,000	14,000
Las Vegas Valley Water Dist. Nevada CP	1.90%	4/6/2005	9,700	9,700
Nevada TOB VRDO	1.88%	2/7/2005 *	5,125	5,125

				84,681

New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	1.85%	2/7/2005	34,080	34,080

New Jersey (1.1%)
Middlesex County NJ BAN	2.75%	6/22/2005	25,000	25,067
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.88%	2/7/2005 (2)	14,500	14,500
New Jersey GO TOB VRDO	1.87%	2/7/2005 *	55,000	55,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.87%	2/7/2005 (1)*	38,440	38,440
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.88%	2/7/2005 (1)*	32,000	32,000

				165,007

New Mexico (1.2%)
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.88%	2/7/2005 (1)*	15,580	15,580
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.88%	2/7/2005 (1)*	5,240	5,240
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.88%	2/7/2005 (1)*	17,855	17,855
New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.89%	2/7/2005 .*	5,255	5,255
New Mexico GO TOB VRDO	1.89%	2/7/2005 *	40,000	40,000
New Mexico Mortgage Finance Auth. Single Family Mortgage TOB VRDO	1.93%	2/7/2005 *	2,765	2,765
New Mexico Mortgage Finance Auth. Single Family Mortgage TOB VRDO	1.93%	2/7/2005 *	2,685	2,685
New Mexico TRAN	3.00%	6/30/2005	45,000	45,201
Univ. of New Mexico Univ. Rev. VRDO	1.85%	2/7/2005	19,500	19,500
Univ. of New Mexico Univ. Rev. VRDO	1.85%	2/7/2005	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	1.89%	2/7/2005	22,100	22,100

				188,181

New York (3.4%)
Half Hollow Hills NY Central School Dist. Huntington & Babylon TAN	3.00%	6/30/2005	11,000	11,045
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.83%	2/7/2005 (4)	80,850	80,850
Metro. New York Transp. Auth. Rev. TOB VRDO	1.86%	2/7/2005 (3)*	22,305	22,305
Metro. New York Transp. Auth. Rev. VRDO	1.82%	2/7/2005 (10)	40,000	40,000
Metro. New York Transp. Auth. Rev. VRDO	1.82%	2/7/2005 (11)	53,700	53,700
Metro. New York Transp. Auth. Rev. VRDO	1.83%	2/7/2005 (11)	30,000	30,000
New York City NY GO VRDO	1.82%	2/7/2005 LOC	5,385	5,385
New York City NY GO VRDO	1.90%	2/1/2005 LOC	18,000	18,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.84%	3/15/2005	22,000	22,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.85%	4/1/2005	35,000	35,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.87%	2/7/2005 (2)*	11,190	11,190
New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.86%	2/7/2005 *	12,175	12,175
New York City NY Transitional Finance Auth. Rev. VRDO	1.79%	2/7/2005	15,705	15,705
New York City NY Transitional Finance Auth. Rev. VRDO	1.79%	2/7/2005	22,150	22,150
New York City NY Transitional Finance Auth. Rev. VRDO	1.82%	2/7/2005	5,175	5,175
New York City NY Transitional Finance Auth. Rev. VRDO	1.83%	2/7/2005	20,700	20,700
New York City NY Transitional Finance Auth. Rev. VRDO	1.83%	2/7/2005	23,000	23,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.83%	2/7/2005	67,050	67,050
Port Auth. of New York & New Jersey Rev. TOB VRDO	1.89%	2/7/2005 *	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.84%	2/7/2005	12,800	12,800

				518,230

North Carolina (2.1%)
Charlotte NC Water & Sewer System Rev. VRDO	1.84%	2/7/2005	13,290	13,290
Charlotte NC Water & Sewer System Rev. VRDO	1.87%	2/7/2005	56,700	56,700
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	8,200	8,200
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	8,200	8,200
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	8,200	8,200
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	9,000	9,000
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	6,600	6,600
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	7,000	7,000
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	10,000	10,000
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	13,500	13,500
Mecklenburg County NC GO VRDO	1.85%	2/7/2005	7,000	7,000
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	1.86%	2/7/2005 LOC	12,860	12,860
North Carolina Capital Fac. Finance Agency Rev. (Republic Services, Inc. Project) VRDO	1.94%	2/1/2005 LOC	5,000	5,000
North Carolina GO TOB VRDO	1.87%	2/7/2005 *	2,500	2,500
North Carolina GO VRDO	1.82%	2/7/2005	6,000	6,000
North Carolina Housing Finance Agency TOB VRDO	1.94%	2/7/2005 *	4,000	4,000
North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	1.81%	2/7/2005	25,000	25,000
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	1.85%	2/7/2005	47,700	47,700
Raleigh NC Downtown Improvement Project COP VRDO	1.83%	2/7/2005	15,000	15,000
Raleigh NC Downtown Improvement Project COP VRDO	1.83%	2/7/2005	25,000	25,000
Winston-Salem NC Water & Sewer System Rev. VRDO	1.85%	2/7/2005	19,900	19,900
Winston-Salem NC Water & Sewer System Rev. VRDO	1.85%	2/7/2005	5,000	5,000

				315,650

Ohio (2.2%)
Cleveland OH Airport System Rev. VRDO	1.84%	2/7/2005 (4)	32,800	32,800
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	1.95%	2/1/2005	9,000	9,000
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	1.83%	2/7/2005 LOC	8,300	8,300
Hamilton OH Electric System Rev. VRDO	1.84%	2/7/2005 (4)	45,390	45,390
Kent State Univ. Ohio VRDO	1.85%	2/7/2005 (1)	6,100	6,100
Mason OH City School Dist. BAN	2.00%	2/10/2005	5,450	5,451
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	1.83%	2/7/2005	19,650	19,650
Ohio Building Auth. (Adult Correctional Building Fund) TOB VRDO	1.88%	2/7/2005 *	7,920	7,920
Ohio Building Auth. Rev. (Vera Rifle Center) TOB VRDO	1.89%	2/7/2005 *	10,000	10,000
Ohio Common Schools GO TOB VRDO	1.87%	2/7/2005 *	5,605	5,605
Ohio GO TOB VRDO	1.87%	2/7/2005 *	6,155	6,155
Ohio GO TOB VRDO	1.88%	2/7/2005 *	4,140	4,140
Ohio GO VRDO	1.84%	2/7/2005	31,345	31,345
Ohio GO VRDO	1.84%	2/7/2005	18,500	18,500
Ohio Higher Educ. Capital Fac. Rev	5.25%	5/1/2005	2,695	2,717
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.84%	2/7/2005	18,755	18,755
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	1.86%	2/7/2005 LOC	5,500	5,500
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.90%	2/7/2005	8,815	8,815
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.99%	2/1/2005	5,200	5,200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.99%	2/1/2005	5,800	5,800
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.99%	2/1/2005	8,700	8,700
Ohio State Univ. General Receipts Rev. CP	1.83%	3/1/2005	22,610	22,610
Ohio State Univ. General Receipts Rev. VRDO	1.84%	2/7/2005	22,150	22,150
Ohio State Univ. General Receipts Rev. VRDO	1.84%	2/7/2005	18,800	18,800
Ohio Water Dev. Auth. PCR (Cleveland Electric Co.) VRDO	1.85%	2/7/2005 LOC	7,700	7,700

				337,103

Oklahoma (0.4%)
Oklahoma State Water Resource Board State Loan PUT	1.58%	4/1/2005	14,810	14,810
Oklahoma State Water Resource Board State Loan PUT	1.58%	4/1/2005	27,630	27,630
Oklahoma Student Loan Auth. VRDO	1.90%	2/7/2005 (1)	10,000	10,000
Tulsa County OK Ind. Auth. PUT	2.05%	5/16/2005	10,000	10,000

				62,440

Oregon (0.8%)
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.00%	6/1/2005	2,300	2,300
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.05%	6/1/2005	1,500	1,500
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.05%	6/1/2005	3,000	3,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.10%	9/1/2005	3,000	3,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.15%	9/1/2005	5,500	5,500
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	1.89%	2/7/2005	6,000	6,000
Oregon State Board of Higher Educ. TOB VRDO	1.89%	2/7/2005 *	4,970	4,970
Oregon State Dept. Administrative Services TOB VRDO	1.89%	2/7/2005 (4)*	9,000	9,000
Oregon State Veteran Welfare Services VRDO	1.83%	2/7/2005	6,000	6,000
Oregon TAN	3.00%	6/30/2005	55,000	55,275
Oregon TAN TOB VRDO	1.89%	2/7/2005 *	25,000	25,000
Portland OR Econ. Dev. (Broadway Project) VRDO	1.87%	2/7/2005 (2)	6,275	6,275
Portland OR Sewer System Rev. TOB VRDO	1.88%	2/7/2005 (4)*	1,600	1,600

				129,420

Pennsylvania (3.7%)
Berks County PA IDA (Lutheran Health Care) VRDO	1.86%	2/7/2005 (2)	8,100	8,100
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.83%	2/7/2005	3,840	3,840
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.86%	2/7/2005 (2)	6,000	6,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.86%	2/7/2005 (2)	58,100	58,100
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.86%	2/7/2005 (2)	16,000	16,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.86%	2/7/2005 (2)	44,000	44,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.89%	2/7/2005 (4)	32,400	32,400
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.90%	2/7/2005 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.90%	2/7/2005 (2)	28,800	28,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.90%	2/7/2005 (4)	41,000	41,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.89%	2/1/2005	7,715	7,715
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.) VRDO	1.82%	2/7/2005 (2)	10,100	10,100
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.87%	2/7/2005	25,210	25,210
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.91%	2/7/2005 (4)*	7,870	7,870
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.50%	7/1/2005 (2)	1,930	1,958
Pennsylvania State Univ. Rev. VRDO	1.84%	2/7/2005	25,000	25,000
Pennsylvania Turnpike Comm. Rev. VRDO	1.83%	2/7/2005	47,090	47,090
Pennsylvania Turnpike Comm. Rev. VRDO	1.83%	2/7/2005	6,660	6,660
Pennsylvania Turnpike Comm. Rev. VRDO	1.83%	2/7/2005	17,200	17,200
Pennsylvania Turnpike Comm. Rev. VRDO	1.84%	2/7/2005	52,000	52,000
Pennsylvania Turnpike Comm. Rev. VRDO	1.89%	2/7/2005 (2)*	8,430	8,430
Philadelphia PA Water & Waste Water Rev. VRDO	1.82%	2/7/2005 (2)	12,700	12,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.84%	2/7/2005 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.84%	2/7/2005 (2)	6,800	6,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.84%	2/7/2005 (2)	400	400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.84%	2/7/2005 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.84%	2/7/2005 (2)	2,700	2,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.86%	2/7/2005 (2)	9,400	9,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.86%	2/7/2005 (2)	7,100	7,100
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.86%	2/7/2005 (2)	1,500	1,500
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.84%	2/7/2005	11,360	11,360
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.84%	2/7/2005	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.84%	2/7/2005	4,000	4,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.84%	2/7/2005	3,600	3,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.84%	2/7/2005	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.84%	2/7/2005	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.84%	2/7/2005	5,000	5,000

				561,233

Puerto Rico (0.6%)
Puerto Rico Govt. Dev. Bank CP	1.85%	2/17/2005	19,527	19,527
Puerto Rico TRAN	3.00%	7/29/2005	67,000	67,407

				86,934

Rhode Island (0.4%)
Rhode Island Health & Educ. Building Corp. Rev. (Brown Univ.) VRDO	1.82%	2/7/2005	54,835	54,835
Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	1.93%	2/7/2005 (4)*	5,995	5,995

				60,830

South Carolina (0.9%)
Berkeley County SC Exempt Fac. Ind. (Amoco Chemical Co.) VRDO	1.99%	2/1/2005	21,400	21,400
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	1.87%	2/7/2005	11,000	11,000
Horry County SC School Dist. GO TOB VRDO	1.88%	2/7/2005 (4)*	3,770	3,770
North Charleston SC VRDO	1.85%	2/7/2005 (1)	25,555	25,555
Piedmont SC Muni. Power Agency Rev. TOB VRDO	1.91%	2/7/2005 (1)*	5,530	5,530
South Carolina Public Service Auth. Rev. TOB VRDO	1.91%	2/7/2005 (2)*	20,730	20,730
South Carolina Public Service Auth. Rev. TOB VRDO	1.89%	2/7/2005 (2)*	11,000	11,000
South Carolina Public Service Auth. Rev. TOB VRDO	1.89%	2/7/2005 (4)*	10,000	10,000
South Carolina Public Service Auth. Rev. TOB VRDO	1.89%	2/7/2005 (2)*	4,570	4,570
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.88%	2/7/2005 (2)*	7,870	7,870
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.88%	2/7/2005 (2)*	12,425	12,425

				133,850

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	1.90%	2/7/2005 LOC	17,090	17,090
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	1.94%	2/7/2005 *	5,000	5,000
South Dakota Housing Dev. Auth. Single Family Mortgage Draw Down TOB VRDO	1.89%	2/7/2005 *	940	940
South Dakota Housing Dev. Auth. Single Family Mortgage TOB VRDO	1.94%	2/7/2005 *	3,430	3,430
South Dakota Housing Dev. Auth. Single Family Mortgage TOB VRDO	1.94%	2/7/2005 *	3,600	3,600

				30,060

Tennessee (1.8%)
Chattanooga TN Health, Educ., & Housing Fac. Board Rev. VRDO	1.86%	2/7/2005 LOC	59,080	59,080
Knox County TN Public Improvement TOB VRDO	1.88%	2/7/2005	34,275	34,275
Memphis TN Electric System Rev. TOB VRDO	1.88%	2/7/2005 (1)*	4,300	4,300
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	1.90%	2/14/2005	6,500	6,500
Metro. Govt. of Nashville & Davidson County TN CP	1.92%	5/12/2005	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.89%	2/1/2005	20,000	20,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Ascension Health) PUT	1.65%	8/3/2005	15,750	15,750
Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	1.84%	2/7/2005 LOC	13,400	13,400
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	1.83%	2/7/2005 (3)LOC	35,700	35,700
Shelby County TN GO CP	1.79%	2/11/2005	6,000	6,000
Shelby County TN GO VRDO	1.85%	2/7/2005	16,200	16,200
Sumner County TN Capital Outlay VRDO	1.85%	2/7/2005 LOC	24,500	24,500
Sumner County TN Capital Outlay VRDO	1.85%	2/7/2005 LOC	26,000	26,000
Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	1.96%	2/7/2005 *	6,065	6,065
Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	1.94%	2/7/2005 *	2,750	2,750

				280,520

Texas (11.6%)
Austin TX Combined Util. System Rev. CP	1.95%	3/10/2005 LOC	6,243	6,243
Austin TX Electric Util. System Rev. TOB VRDO	1.89%	2/7/2005 (1)*	4,800	4,800
Austin TX Public Improvement GO TOB VRDO	1.88%	2/7/2005 *	8,880	8,880
Austin TX Public Improvement GO TOB VRDO	1.89%	2/7/2005 *	6,570	6,570
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	1.87%	2/17/2005	15,800	15,800
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	1.85%	2/24/2005	4,000	4,000
Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	1.89%	2/7/2005 *	10,215	10,215
Cypress-Fairbanks TX Independent School Dist. TOB VRDO	1.89%	2/7/2005 *	11,880	11,880
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.89%	2/7/2005 *	1,570	1,570
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.91%	2/7/2005 *	4,000	4,000
Dallas TX Area Rapid Transit CP	1.93%	3/7/2005	12,000	12,000
Dallas TX Area Rapid Transit TOB VRDO	1.88%	2/7/2005 (3)*	5,260	5,260
Dallas TX Area Rapid Transit TOB VRDO	1.89%	2/7/2005 (2)*	3,985	3,985
Dallas TX Area Rapid Transit TOB VRDO	1.89%	2/7/2005 (2)*	6,000	6,000
Dallas TX GO TOB VRDO	1.88%	2/7/2005 *	5,900	5,900
Dallas TX Independent School Dist. GO TOB VRDO	1.88%	2/7/2005 *	3,675	3,675
Dallas TX Independent School Dist. GO TOB VRDO	1.89%	2/7/2005 *	6,175	6,175
Dallas TX Rapid Transit Tax TOB VRDO	1.89%	2/7/2005 (2)*	9,920	9,920
Dallas TX Waterworks & Sewer System Rev. TOB VRDO	1.89%	2/7/2005 *	19,085	19,085
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.91%	2/7/2005 (4)*	2,200	2,200
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.93%	2/7/2005 (1)*	3,000	3,000
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.93%	2/7/2005 (4)*	2,525	2,525
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.93%	2/7/2005 (3)*	4,280	4,280
El Paso TX Independent School Dist. School Building GO VRDO	1.85%	2/7/2005	25,530	25,530
Frisco TX TOB VRDO	1.88%	2/7/2005 (4)*	4,170	4,170
Garland TX Independent School Dist. PUT	2.05%	6/15/2005	7,125	7,125
Garland TX Independent School Dist. TOB VRDO	1.88%	2/7/2005 *	3,950	3,950
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.89%	2/7/2005 LOC*	11,000	11,000
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.90%	2/7/2005 LOC*	9,600	9,600
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.90%	2/7/2005 LOC*	40,000	40,000
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.90%	2/7/2005 LOC*	10,000	10,000
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	1.99%	2/1/2005	4,000	4,000
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	1.99%	2/1/2005	7,300	7,300
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	1.99%	2/1/2005	4,500	4,500
Gulf Coast TX Waste Disposal Auth. PCR (BP Products North America Project) VRDO	1.99%	2/1/2005	4,000	4,000
Harris County TX GO TOB VRDO	1.88%	2/7/2005 (3)	4,735	4,735
Harris County TX GO TOB VRDO	1.88%	2/7/2005 (3)*	2,160	2,160
Harris County TX GO TOB VRDO	1.89%	2/7/2005 (4)*	2,910	2,910
Harris County TX GO TOB VRDO	1.88%	2/7/2005 (3)*	11,470	11,470
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.90%	2/1/2005	26,500	26,500
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	1.88%	2/7/2005 *	5,500	5,500
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	1.89%	2/7/2005 *	4,245	4,245
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.90%	2/1/2005	31,570	31,570
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assoc. of Greater Houston) VRDO	1.90%	2/1/2005 LOC	16,650	16,650
Harris County TX Permanent Improvement & Refunding TOB VRDO	1.88%	2/7/2005 *	6,050	6,050
Harris County TX Toll Road Rev. TOB VRDO	1.88%	2/7/2005 *	5,000	5,000
Harris County TX Toll Road Rev. TOB VRDO	1.88%	2/7/2005 *	9,400	9,400
Harris County TX Toll Road Rev. TOB VRDO	1.89%	2/7/2005 (3)*	5,430	5,430
Houston TX Airport System Rev. TOB VRDO	1.90%	2/7/2005 (4)*	3,000	3,000
Houston TX GO CP	1.88%	2/11/2005	6,000	6,000
Houston TX GO CP	1.85%	2/15/2005	21,000	21,000
Houston TX GO Public Improvement TOB VRDO	1.88%	2/7/2005 (4)*	4,000	4,000
Houston TX GO TOB VRDO	1.88%	2/7/2005 (1)*	2,790	2,790
Houston TX GO TOB VRDO	1.89%	2/7/2005 *	21,935	21,935
Houston TX GO TOB VRDO	1.89%	2/7/2005 (1)*	4,000	4,000
Houston TX GO TOB VRDO	1.89%	2/7/2005 (1)*	4,950	4,950
Houston TX Higher Educ. Finance Corp. (Rice Univ.)CP	1.83%	3/1/2005	16,700	16,700
Houston TX Independent School Dist. GO PUT	1.80%	6/14/2005 (4)*	9,995	9,995
Houston TX Independent School Dist. GO PUT	1.62%	6/9/2005	125,000	124,898
Houston TX Independent School Dist. GO TOB VRDO	1.89%	2/7/2005 (4)*	19,205	19,205
Houston TX TOB VRDO	1.88%	2/7/2005 (1)*	4,600	4,600
Houston TX TRAN	3.00%	6/30/2005	9,400	9,453
Houston TX Util. System Rev. TOB VRDO	1.88%	2/7/2005 (1)*	4,995	4,995
Houston TX Util. System Rev. TOB VRDO	1.88%	2/7/2005 (1)*	5,000	5,000
Houston TX Util. System Rev. TOB VRDO	1.88%	2/7/2005 (1)*	7,315	7,315
Houston TX Util. System Rev. TOB VRDO	1.88%	2/7/2005 (3)*	5,480	5,480
Houston TX Util. System Rev. TOB VRDO	1.88%	2/7/2005 (4)*	5,195	5,195
Houston TX Util. System Rev. TOB VRDO	1.88%	2/7/2005 (3)*	5,215	5,215
Houston TX Util. System Rev. TOB VRDO	1.88%	2/7/2005 (1)*	6,500	6,500
Houston TX Util. System Rev. TOB VRDO	1.89%	2/7/2005 (4)*	12,600	12,600
Houston TX Util. System Rev. TOB VRDO	1.89%	2/7/2005 (4)*	10,285	10,285
Houston TX Util. System Rev. TOB VRDO	1.91%	2/7/2005 (1)*	12,145	12,145
Houston TX Util. System Rev. TOB VRDO	1.91%	2/7/2005 (1)*	7,695	7,695
Houston TX Util. System Rev. TOB VRDO	1.91%	2/7/2005 (1)*	15,465	15,465
Houston TX Util. System Rev. TOB VRDO	1.91%	2/7/2005 (1)*	9,195	9,195
Houston TX Water & Sewer System Rev. TOB VRDO	1.89%	2/7/2005 (1)*	9,995	9,995
Houston TX Water & Sewer System Rev. TOB VRDO	1.89%	2/7/2005 (4)*	25,000	25,000
Humble TX Independent School Dist. School Building VRDO	1.85%	2/7/2005	65,255	65,255
Irving TX Waterworks & Sewer Rev. TOB VRDO	1.88%	2/7/2005 (2)*	2,300	2,300
Judson TX Independent School Dist. TOB VRDO	1.89%	2/7/2005 *	6,255	6,255
Katy TX Independent School Dist. TOB VRDO	1.89%	2/7/2005 *	3,520	3,520
Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.88%	2/7/2005	5,570	5,570
Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.91%	2/7/2005 (3)*	4,170	4,170
Lamar TX Independent School Dist. TOB VRDO	1.89%	2/7/2005 *	8,225	8,225
Laredo TX Independent School Dist. Unlimited Tax School Building & Refunding TOB VRDO	1.89%	2/7/2005 *	18,905	18,905
Lower Colorado River Auth. Texas Rev. TOB VRDO	1.88%	2/7/2005 (2)(*	12,420	12,420
Mansfield TX Independent School Dist. TOB VRDO	1.89%	2/7/2005 *	3,090	3,090
Mansfield TX Independent School Dist. TOB VRDO	1.91%	2/7/2005 *	10,000	10,000
Mesquite TX Independent School Dist. School Building VRDO	1.85%	2/7/2005	13,365	13,365
Mesquite TX Independent School Dist. School Building TOB VRDO	1.88%	2/7/2005 *	2,355	2,355
North Texas Higher Educ. Auth. Student Loan VRDO	1.88%	2/7/2005 (2)	5,000	5,000
North Texas Higher Educ. Auth. Student Loan VRDO	1.88%	2/7/2005 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	1.88%	2/7/2005 LOC	18,080	18,080
North Texas Higher Educ. Auth. Student Loan VRDO	1.88%	2/7/2005 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	1.88%	2/7/2005 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	1.88%	2/7/2005 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	1.88%	2/7/2005 LOC	25,500	25,500
Northside TX Independent School Dist. GO TOB VRDO	1.91%	2/7/2005 *	4,310	4,310
Red River TX Auth. PCR (Southwestern Public Service) VRDO	1.85%	2/7/2005 (2)	20,000	20,000
San Antonio TX Electric & Gas Rev. VRDO	1.88%	2/7/2005	30,000	30,000
San Antonio TX Independent School Dist. GO TOB VRDO	1.89%	2/7/2005 *	17,710	17,710
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	1.83%	2/7/2005 LOC	4,500	4,500
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	1.83%	2/7/2005 LOC	16,500	16,500
Spring Branch TX Independent School Dist. GO PUT	1.75%	9/9/2005	15,700	15,700
Texas A & M Univ. Permanent Univ. Fund TOB VRDO	1.88%	2/7/2005 *	3,950	3,950
Texas A & M Univ. System CP	1.85%	2/23/2005	20,580	20,580
Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	1.89%	2/7/2005 *	4,970	4,970
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. PUT	1.95%	8/3/2005	18,000	18,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	1.94%	2/7/2005 (4)*	5,000	5,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	1.90%	2/7/2005 (4)	5,800	5,800
Texas GO Public Finance Auth	5.00%	10/1/2005	9,000	9,178
Texas GO TOB VRDO	1.88%	2/7/2005 *	5,650	5,650
Texas GO Veterans Housing Assistance Program Fund II VRDO	1.87%	2/7/2005	4,705	4,705
Texas GO Veterans Housing Assistance Program VRDO	1.90%	2/7/2005	19,880	19,880
Texas Public Finance Auth. Building Rev. CP	1.85%	2/22/2005	27,000	27,000
Texas State College Student Loan PUT	1.80%	7/1/2005	20,000	20,000
Texas State College Student Loan PUT	1.80%	7/1/2005	30,000	30,000
Texas State Univ. System TOB VRDO	1.89%	2/7/2005 (4)*	12,160	12,160
Texas TRAN	3.00%	8/31/2005	82,545	83,131
Texas TRAN TOB VRDO	1.89%	2/7/2005 *	57,500	57,500
Texas TRAN TOB VRDO	1.89%	2/7/2005 *	52,000	52,000
Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	1.89%	2/7/2005 (2)*	12,000	12,000
Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	1.89%	2/7/2005 (2)*	5,995	5,995
Texas Water Dev. Board Rev. TOB VRDO	1.88%	2/7/2005 *	7,395	7,395
Univ. of Houston TX Rev. VRDO	1.85%	2/7/2005	15,150	15,150
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.88%	2/7/2005 *	2,590	2,590
Univ. of Texas Permanent Univ. Fund Rev. VRDO	1.83%	2/7/2005	12,965	12,965
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.88%	2/7/2005 *	9,340	9,340
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	1.88%	2/7/2005 *	3,800	3,800
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.85%	2/7/2005 (10)	116,450	116,450

				1,791,123

Utah (1.3%)
Central Utah Water Conservancy Dist. VRDO	1.84%	2/7/2005 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	1.84%	2/7/2005 (2)	6,300	6,300
Intermountain Power Agency Utah Power Supply Rev. CP	1.85%	4/1/2005 (2)	14,800	14,800
Intermountain Power Agency Utah Power Supply Rev. TOB VRDO	1.88%	2/7/2005 (1)*	6,685	6,685
Intermountain Power Agency Utah TOB VRDO	1.89%	2/7/2005 (1)*	14,600	14,600
Utah GO TOB VRDO	1.87%	2/7/2005 *	10,530	10,530
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005 (7)	14,795	14,795
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	15,505	15,505
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	7,410	7,410
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	9,630	9,630
Utah Housing Corp. Single Family Mortgage Rev. PUT	1.90%	2/7/2005	8,000	8,000
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	13,215	13,215
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	13,430	13,430
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	14,290	14,290
Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.90%	2/7/2005	15,370	15,370
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.90%	2/7/2005	5,605	5,605
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.90%	2/7/2005	8,775	8,775

				197,540

Vermont
Univ. of Vermont CP	1.85%	3/9/2005	3,000	3,000
Vermont Housing Finance Agency Single Family TOB VRDO	1.94%	2/7/2005 (4)*	2,825	2,825

				5,825

Virginia (0.9%)
Montgomery County VA IDA (Virginia Tech Foundation) VRDO	1.84%	2/7/2005 LOC	19,535	19,535
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	1.88%	2/7/2005	39,100	39,100
Richmond VA GO TOB VRDO	1.86%	2/7/2005 (4)*	13,325	13,325
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	1.91%	2/1/2005	23,200	23,200
Univ. of Virginia TOB VRDO	1.89%	2/7/2005 *	3,300	3,300
Univ. of Virginia TOB VRDO	1.91%	2/7/2005 *	4,750	4,750
Virginia Beach VA VRDO	1.89%	2/7/2005 *	6,715	6,715
Virginia College Building Auth. Educ. Fac. Rev. (Public Higher Educ. Financing Program) TOB VRDO	1.86%	2/7/2005 *	11,700	11,700
Virginia Public School Auth. Rev. TOB VRDO	1.86%	2/7/2005 (4)*	10,055	10,055
Virginia Public School Auth. Rev. TOB VRDO	1.89%	2/7/2005 *	7,930	7,930

				139,610

Washington (2.2%)
Energy Northwest Washington Electric Refunding Rev. TOB VRDO	1.88%	2/7/2005 *	2,760	2,760
Energy Northwest Washington Electric Refunding Rev. TOB VRDO	1.88%	2/7/2005 (1)*	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	1.90%	2/7/2005	6,400	6,400
King County WA (Highline Public School) TOB PUT	1.70%	8/4/2005 (3)*	5,380	5,380
King County WA (Snoqualmie Valley School Dist.) TOB VRDO	1.88%	2/7/2005 (4)*	10,235	10,235
King County WA GO TOB VRDO	1.89%	2/7/2005 (1)*	7,455	7,455
King County WA GO TOB VRDO	1.89%	2/7/2005 (4)*	5,310	5,310
King County WA School Dist. TOB VRDO	1.88%	2/7/2005 (4)*	5,530	5,530
Pierce County WA School Dist. TOB VRDO	1.88%	2/7/2005 (4)*	8,385	8,385
Pierce County WA School Dist. TOB VRDO	1.88%	2/7/2005 (4)*	6,215	6,215
Port Bellingham WA Ind. Dev. Corp. Environmental Fac. (BP Amoco West Coast LLC) VRDO	1.99%	2/1/2005	3,300	3,300
Port of Seattle WA Rev. TOB VRDO	1.88%	2/7/2005 (1)*	10,000	10,000
Port of Seattle WA Rev. TOB VRDO	1.93%	2/7/2005 (3)*	4,430	4,430
Port of Seattle WA Rev. TOB VRDO	1.93%	2/7/2005 (3)*	2,145	2,145
Port of Tacoma WA Rev. TOB VRDO	1.89%	2/7/2005 (2)*	5,790	5,790
Port of Tacoma WA Rev. TOB VRDO	1.91%	2/7/2005 (2)*	4,455	4,455
Seattle WA Muni. Light & Power Rev. TOB VRDO	1.88%	2/7/2005 (4)*	4,155	4,155
Seattle WA Muni. Light & Power Rev. TOB VRDO	1.88%	2/7/2005 (4)*	6,800	6,800
Seattle WA Muni. Light & Power Rev. TOB VRDO	1.88%	2/7/2005 (4)*	5,245	5,245
Seattle WA Muni. Light & Power Rev. TOB VRDO	1.89%	2/7/2005 (4)*	6,380	6,380
Seattle WA Water System Rev	4.00%	9/1/2005 (1)	7,360	7,446
Seattle WA Water System Rev. TOB VRDO	1.89%	2/7/2005 (1)*	4,975	4,975
Snohomish County WA Public Util. Dist. TOB PUT	1.70%	8/4/2005 (4)*	5,400	5,400
Tacoma WA Sewer TOB VRDO	1.89%	2/7/2005 (3)*	10,625	10,625
Washington GO	5.00%	7/1/2005 (1)	3,840	3,893
Washington GO TOB VRDO	1.88%	2/7/2005 (1)*	15,700	15,700
Washington GO TOB VRDO	1.88%	2/7/2005 (1)*	10,475	10,475
Washington GO TOB VRDO	1.88%	2/7/2005 (2)*	10,730	10,730
Washington GO TOB VRDO	1.88%	2/7/2005 (3)*	12,785	12,785
Washington GO TOB VRDO	1.88%	2/7/2005 (4)*	5,000	5,000
Washington GO TOB VRDO	1.88%	2/7/2005 *	7,595	7,595
Washington GO TOB VRDO	1.88%	2/7/2005 (3)*	9,510	9,510
Washington GO TOB VRDO	1.89%	2/7/2005 *	9,910	9,910
Washington GO TOB VRDO	1.91%	2/7/2005 (1)*	5,730	5,730
Washington GO TOB VRDO	1.91%	2/7/2005 (4)*	4,395	4,395
Washington GO TOB VRDO	1.91%	2/7/2005 (2)*	7,000	7,000
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	1.83%	2/7/2005	22,400	22,400
Washington Higher Educ. Fac. Auth. (Seattle Pacific Univ.) VRDO	1.85%	2/7/2005 LOC	11,200	11,200
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.94%	2/7/2005 *	4,660	4,660
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.94%	2/7/2005 *	6,395	6,395
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.94%	2/7/2005 *	2,560	2,560
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.94%	2/7/2005 *	18,770	18,770
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	1.94%	2/7/2005 *	28,320	28,320

				342,224

West Virginia (0.4%)
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	1.87%	2/7/2005	16,700	16,700
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	1.87%	2/7/2005	40,000	40,000
West Virginia Univ. Rev. TOB VRDO	1.89%	2/7/2005 (3)*	4,700	4,700
West Virginia Univ. Rev. TOB VRDO	1.89%	2/7/2005 (3)*	9,105	9,105

				70,505

Wisconsin (2.7%)
Milwaukee WI TOB VRDO	1.89%	2/7/2005 *	47,975	47,975
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	1.85%	2/7/2005 (1)	16,000	16,000
Wisconsin GO TOB VRDO	1.88%	2/7/2005 (1)*	8,045	8,045
Wisconsin GO CP	1.88%	2/14/2005	2,535	2,535
Wisconsin GO CP	1.70%	2/3/2005	25,000	25,000
Wisconsin GO CP	1.85%	2/7/2005	16,700	16,700
Wisconsin GO TOB VRDO	1.88%	2/7/2005 (1)*	2,145	2,145
Wisconsin GO TOB VRDO	1.88%	2/7/2005 (1)*	5,795	5,795
Wisconsin GO TOB VRDO	1.88%	2/7/2005 (3)*	7,500	7,500
Wisconsin GO TOB VRDO	1.88%	2/7/2005 (1)	26,040	26,040
Wisconsin GO TOB VRDO	1.88%	2/7/2005 (4)*	17,780	17,780
Wisconsin GO TOB VRDO	1.89%	2/7/2005 (1)*	18,995	18,995
Wisconsin GO TOB VRDO	1.89%	2/7/2005 (4)*	20,855	20,855
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.85%	2/7/2005	2,500	2,500
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.85%	2/7/2005 (4)	5,900	5,900
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.86%	2/7/2005	24,940	24,940
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.86%	2/7/2005	31,375	31,375
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.86%	2/7/2005	12,870	12,870
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.86%	2/7/2005	7,090	7,090
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.87%	2/7/2005	18,000	18,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.87%	2/7/2005	16,900	16,900
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.87%	2/7/2005	10,000	10,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.87%	2/7/2005	8,000	8,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.87%	2/7/2005	1,425	1,425
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.87%	2/7/2005	10,515	10,515
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.87%	2/7/2005	6,500	6,500
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.87%	2/7/2005 (4)	4,400	4,400
Wisconsin Housing & Econ. Dev. Auth. Single Family Draw Down Rev. TOB VRDO	1.94%	2/7/2005 *	19,970	19,970
Wisconsin Transp. Rev. TOB VRDO	1.88%	2/7/2005 *	9,965	9,965
Wisconsin Transp. Rev. TOB VRDO	1.89%	2/7/2005 (2)*	13,715	13,715

				419,430

TOTAL MUNICIPAL BONDS
(Cost $15,270,060)				15,270,060

OTHER ASSETS AND LIABILITIES (0.6%)				94,410

NET ASSETS (100%)				$15,364,470

*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of these securities was $4,074,980,000, representing 26.5% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3)FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.